21. Deferred revenue	12 Months Ended
Dec. 31, 2018
Deferred Revenue
Deferred revenue
	12.31.18	12.31.17
Non-current
Nonrefundable customer contributions	275,437	287,384
Total Non-current	275,437	287,384

	12.31.18	12.31.17
Current
Nonrefundable customer contributions	5,346	4,961
Total Current	5,346	4,961